Nuveen Dividend Value Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99 .5 % X 3,268,261,960
BANKS - 5.6%
925,694 Bank of America Corp $ 37,314,725
1,121,943 Citigroup Inc 72,791,662
1,221,586 Wells Fargo & Co 72,488,913
TOTAL BANKS 182,595,300
CAPITAL GOODS - 13.8%
466,446 Carrier Global Corp 31,769,637
237,414 Dover Corp 43,745,904
132,660 Eaton Corp PLC 40,433,441
526,998 Emerson Electric Co 61,716,736
214,429 Honeywell International Inc 43,904,338
86,318 Hubbell Inc 34,151,717
188,441 ITT Inc 26,656,864
435,340 nVent Electric PLC 31,618,744
92,291 Parker-Hannifin Corp 51,790,017
191,401 Regal Rexnord Corp 30,754,313
68,003 Trane Technologies PLC 22,732,043
217,508 Westinghouse Air Brake Technologies Corp 35,051,414
TOTAL CAPITAL GOODS 454,325,168
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
32,570 (b) O'Reilly Automotive Inc 36,684,894
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 36,684,894
CONSUMER SERVICES - 0.7%
178,201 (b) Expedia Group Inc 22,750,922
TOTAL CONSUMER SERVICES 22,750,922
ENERGY - 8.3%
613,190 ConocoPhillips 68,186,728
271,717 Diamondback Energy Inc 54,971,066
437,530 Exxon Mobil Corp 51,886,683
670,252 Shell PLC, ADR 49,075,851
306,761 Valero Energy Corp 49,609,389
TOTAL ENERGY 273,729,717
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
541,441 Crown Castle Inc 59,601,825
193,942 EastGroup Properties Inc 36,265,215
2,069,074 Kimco Realty Corp 44,960,978
539,314 Prologis Inc 67,980,530
1,745,594 VICI Properties Inc 54,567,268
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 263,375,816
FINANCIAL SERVICES - 5.0%
715,479 Charles Schwab Corp/The 46,642,076
509,713 Fidelity National Information Services Inc 39,161,250
276,079 Intercontinental Exchange Inc 41,842,533
140,783 Visa Inc, Class A 37,401,820
TOTAL FINANCIAL SERVICES 165,047,679

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
FOOD, BEVERAGE & TOBACCO - 6.0%
1,020,916 Kraft Heinz Co/The $ 35,946,452
556,169 Mondelez International Inc, Class A 38,014,151
289,892 PepsiCo Inc 50,055,652
635,242 Philip Morris International Inc 73,154,469
TOTAL FOOD, BEVERAGE & TOBACCO 197,170,724
HEALTH CARE EQUIPMENT & SERVICES - 11.5%
231,459 Becton Dickinson & Co 55,795,507
757,432 (b) Boston Scientific Corp 55,959,076
131,508 Cigna Group/The 45,852,894
88,128 Elevance Health Inc 46,886,740
141,864 Humana Inc 51,299,441
229,785 (b) Tenet Healthcare Corp 34,398,814
149,116 UnitedHealth Group Inc 85,914,675
TOTAL HEALTH CARE EQUIPMENT & SERVICES 376,107,147
INSURANCE - 6.5%
231,010 Allstate Corp/The 39,530,431
558,392 American International Group Inc 44,241,398
90,924 Everest Group Ltd 35,721,312
945,545 Fidelity National Financial Inc 52,392,649
145,597 Willis Towers Watson PLC 41,099,121
TOTAL INSURANCE 212,984,911
MATERIALS - 2.0%
362,475 DuPont de Nemours Inc 30,339,157
751,267 Newmont Corp 36,864,672
TOTAL MATERIALS 67,203,829
MEDIA & ENTERTAINMENT - 3.3%
181,273 Alphabet Inc, Class C 31,387,420
50,805 Meta Platforms Inc 24,123,738
547,560 Walt Disney Co/The 51,300,896
TOTAL MEDIA & ENTERTAINMENT 106,812,054
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
231,141 AbbVie Inc 42,835,050
1,707,865 (b) Elanco Animal Health Inc 22,270,560
594,484 Merck & Co Inc 67,253,975
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 132,359,585
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
96,544 Applied Materials Inc 20,486,637
223,277 Broadcom Inc 35,876,148
327,328 Micron Technology Inc 35,947,161
90,564 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
15,015,511
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 107,325,457
SOFTWARE & SERVICES - 5.5%
1,866,505 Gen Digital Inc 48,510,465
108,488 Microsoft Corp 45,385,955
339,556 Oracle Corp 47,351,084
73,408 Roper Technologies Inc 39,989,008
TOTAL SOFTWARE & SERVICES 181,236,512

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (a) Value
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
220,843 Apple Inc $ 49,044,814
135,678 Dell Technologies Inc, Class C 15,423,875
2,292,710 Hewlett Packard Enterprise Co 45,647,856
1,150,015 HP Inc 41,504,041
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 151,620,586
TELECOMMUNICATION SERVICES - 2.5%
4,192,528 AT&T Inc 80,706,164
TOTAL TELECOMMUNICATION SERVICES 80,706,164
TRANSPORTATION - 1.0%
737,701 Delta Air Lines Inc 31,735,897
TOTAL TRANSPORTATION 31,735,897
UTILITIES - 6.8%
813,408 Alliant Energy Corp 45,274,289
1,144,778 FirstEnergy Corp 47,977,646
912,697 NextEra Energy Inc 69,720,924
736,551 Southern Co/The 61,516,739
TOTAL UTILITIES 224,489,598
TOTAL COMMON STOCKS
(cost $2,672,753,916) 3,268,261,960
TOTAL LONG-TERM INVESTMENTS
(cost $2,672,753,916) 3,268,261,960
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.0%
X –
REPURCHASE AGREEMENTS - 0 .0 % X 218,009
$ 218 (c) Fixed Income Clearing Corporation 1.600% 8/01/24 $ 218,009
TOTAL REPURCHASE AGREEMENTS
(cost $218,009) 218,009
TOTAL SHORT-TERM INVESTMENTS
(cost $218,009) 218,009
TOTAL INVESTMENTS (cost $ 2,672,971,925 ) - 99 .5% 3,268,479,969
OTHER ASSETS & LIABILITIES, NET -  0.5% 16,564,293
NET ASSETS - 100% $ 3,285,044,262

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,268,261,960 $ – $ – $ 3,268,261,960
Short-Term Investments:
Repurchase Agreements – 218,009 – 218,009
Total
$ 3,268,261,960 $ 218,009 $ – $ 3,268,479,969
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $218,019 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $222,492.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Large Cap Select Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.6%
X –
COMMON STOCKS - 99 .6 % X 46,546,110
BANKS - 1.8%
12,649 Citigroup Inc $ 820,667
TOTAL BANKS 820,667
CAPITAL GOODS - 10.8%
8,156 Carrier Global Corp 555,505
3,239 Dover Corp 596,818
1,134 Eaton Corp PLC 345,632
7,060 Emerson Electric Co 826,797
3,022 Honeywell International Inc 618,754
1,019 Hubbell Inc 403,167
4,445 nVent Electric PLC 322,840
1,188 Parker-Hannifin Corp 666,658
945 Trane Technologies PLC 315,895
2,399 Westinghouse Air Brake Technologies Corp 386,599
TOTAL CAPITAL GOODS 5,038,665
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
11,986 (b) Amazon.com Inc 2,241,142
425 (b) O'Reilly Automotive Inc 478,695
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,719,837
CONSUMER SERVICES - 0.9%
3,368 (b) Expedia Group Inc 429,993
TOTAL CONSUMER SERVICES 429,993
ENERGY - 4.2%
5,509 ConocoPhillips 612,601
1,457 Diamondback Energy Inc 294,765
15,767 Permian Resources Corp 241,866
4,946 Valero Energy Corp 799,867
TOTAL ENERGY 1,949,099
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.0%
4,705 Crown Castle Inc 517,926
28,057 Kimco Realty Corp 609,679
5,700 Prologis Inc 718,485
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,846,090
FINANCIAL SERVICES - 6.2%
8,939 Charles Schwab Corp/The 582,733
5,398 (b) Fiserv Inc 882,951
3,697 Intercontinental Exchange Inc 560,317
1,901 Mastercard Inc, Class A 881,513
TOTAL FINANCIAL SERVICES 2,907,514
FOOD, BEVERAGE & TOBACCO - 2.9%
3,799 PepsiCo Inc 655,973
6,142 Philip Morris International Inc 707,313
TOTAL FOOD, BEVERAGE & TOBACCO 1,363,286
HEALTH CARE EQUIPMENT & SERVICES - 10.1%
2,559 Becton Dickinson & Co 616,873
7,579 (b) Boston Scientific Corp 559,936
1,736 Cigna Group/The 605,291

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,138 Elevance Health Inc $ 605,450
2,006 Humana Inc 725,390
2,107 (b) Tenet Healthcare Corp 315,418
2,219 UnitedHealth Group Inc 1,278,499
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,706,857
INSURANCE - 3.4%
6,569 American International Group Inc 520,462
8,713 Fidelity National Financial Inc 482,787
2,620 Marsh & McLennan Cos Inc 583,134
TOTAL INSURANCE 1,586,383
MEDIA & ENTERTAINMENT - 8.5%
12,298 Alphabet Inc, Class C 2,129,399
2,732 Meta Platforms Inc 1,297,235
5,672 Walt Disney Co/The 531,410
TOTAL MEDIA & ENTERTAINMENT 3,958,044
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
38,786 (b) Elanco Animal Health Inc 505,769
355 Eli Lilly & Co 285,516
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 791,285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.6%
2,188 Applied Materials Inc 464,294
6,511 Broadcom Inc 1,046,188
4,542 Micron Technology Inc 498,802
23,270 NVIDIA Corp 2,723,055
1,380 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
228,804
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,961,143
SOFTWARE & SERVICES - 11.4%
18,547 Gen Digital Inc 482,037
8,915 Microsoft Corp 3,729,590
5,034 Oracle Corp 701,991
797 Roper Technologies Inc 434,166
TOTAL SOFTWARE & SERVICES 5,347,784
TECHNOLOGY HARDWARE & EQUIPMENT - 11.5%
17,683 Apple Inc 3,927,041
1,868 Dell Technologies Inc, Class C 212,354
30,773 Hewlett Packard Enterprise Co 612,690
17,851 HP Inc 644,243
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,396,328
TELECOMMUNICATION SERVICES - 2.1%
51,780 AT&T Inc 996,765
TOTAL TELECOMMUNICATION SERVICES 996,765
TRANSPORTATION - 0.8%
8,934 Delta Air Lines Inc 384,341
TOTAL TRANSPORTATION 384,341

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
UTILITIES - 2.9%
6,989 NextEra Energy Inc $ 533,890
9,676 Southern Co/The 808,139
TOTAL UTILITIES 1,342,029
TOTAL COMMON STOCKS
(cost $33,454,015) 46,546,110
TOTAL LONG-TERM INVESTMENTS
(cost $33,454,015) 46,546,110
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.5%
X –
REPURCHASE AGREEMENTS - 0 .5 % X 250,000
$ 250 (c) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 250,000
TOTAL REPURCHASE AGREEMENTS
(cost $250,000) 250,000
TOTAL SHORT-TERM INVESTMENTS
(cost $250,000) 250,000
TOTAL INVESTMENTS (cost $ 33,704,015 ) - 100 .1% 46,796,110
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (57,031)
NET ASSETS - 100% $ 46,739,079
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 46,546,110 $ – $ – $ 46,546,110
Short-Term Investments:
Repurchase Agreements – 250,000 – 250,000
Total
$ 46,546,110 $ 250,000 $ – $ 46,796,110

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $250,037 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 3.625% and maturity date 2/15/53, valued at $255,100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.7%
X –
COMMON STOCKS - 98 .7 % X 180,486,955
BANKS - 1.9%
291,697 (b) NU Holdings Ltd/Cayman Islands, Class A $ 3,538,285
TOTAL BANKS 3,538,285
CAPITAL GOODS - 12.4%
15,142 (b) AeroVironment Inc 2,703,453
11,738 AMETEK Inc 2,036,308
12,940 Applied Industrial Technologies Inc 2,823,379
12,808 (b) Axon Enterprise Inc 3,842,528
57,649 (b) AZEK Co Inc/The 2,587,864
19,438 HEICO Corp, Class A 3,695,358
14,083 (b) MasTec Inc 1,549,552
24,748 nVent Electric PLC 1,797,447
10,001 Woodward Inc 1,560,056
TOTAL CAPITAL GOODS 22,595,945
COMMERCIAL & PROFESSIONAL SERVICES - 5.2%
42,847 GFL Environmental Inc 1,663,321
14,896 Tetra Tech Inc 3,176,423
18,106 Verisk Analytics Inc 4,739,245
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,578,989
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
19,134 (b) Burlington Stores Inc 4,980,963
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,980,963
CONSUMER DURABLES & APPAREL - 1.4%
18,597 (b) Crocs Inc 2,498,879
TOTAL CONSUMER DURABLES & APPAREL 2,498,879
CONSUMER SERVICES - 8.5%
22,867 (b) Cava Group Inc 1,925,859
97,631 (b) DraftKings Inc, Class A 3,607,466
39,387 (b) Planet Fitness Inc 2,902,822
36,974 Red Rock Resorts Inc, Class A 2,107,518
15,581 Texas Roadhouse Inc 2,720,598
6,281 Wingstop Inc 2,348,340
TOTAL CONSUMER SERVICES 15,612,603
ENERGY - 4.6%
19,155 Cheniere Energy Inc 3,498,469
14,531 Diamondback Energy Inc 2,939,767
131,720 Permian Resources Corp 2,020,585
TOTAL ENERGY 8,458,821
FINANCIAL SERVICES - 9.7%
11,903 Ameriprise Financial Inc 5,119,123
8,412 (b) Coinbase Global Inc, Class A 1,887,316
36,111 FirstCash Holdings Inc 4,029,988
7,491 MSCI Inc 4,050,833
37,265 (b),(c) Shift4 Payments Inc, Class A 2,563,460
TOTAL FINANCIAL SERVICES 17,650,720

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
FOOD, BEVERAGE & TOBACCO - 0.9%
35,385 (b) Celsius Holdings Inc $ 1,657,079
TOTAL FOOD, BEVERAGE & TOBACCO 1,657,079
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
9,426 (b) Align Technology Inc 2,185,701
53,338 (b) Dexcom Inc 3,617,383
22,011 (b) Veeva Systems Inc, Class A 4,224,571
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,027,655
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
15,229 (b) elf Beauty Inc 2,628,221
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,628,221
INSURANCE - 1.4%
6,501 Everest Group Ltd 2,554,048
TOTAL INSURANCE 2,554,048
MATERIALS - 3.3%
12,582 Vulcan Materials Co 3,453,885
17,228 Westlake Corp 2,547,332
TOTAL MATERIALS 6,001,217
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
19,442 (b) BioMarin Pharmaceutical Inc 1,639,544
24,480 Bio-Techne Corp 1,997,323
192,925 (b) Elanco Animal Health Inc 2,515,742
29,179 (b) Immunovant Inc 848,234
13,446 (b) Krystal Biotech Inc 2,802,953
20,937 (b) Natera Inc 2,143,739
10,478 (b) Repligen Corp 1,753,493
16,462 (b) Sarepta Therapeutics Inc 2,341,555
9,513 (b) United Therapeutics Corp 2,980,328
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,022,911
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
40,041 (b) Lattice Semiconductor Corp 2,122,173
6,105 Monolithic Power Systems Inc 5,269,164
10,289 (b) Onto Innovation Inc 1,968,286
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,359,623
SOFTWARE & SERVICES - 20.0%
92,308 (b) Confluent Inc, Class A 2,309,546
6,968 (b) CyberArk Software Ltd 1,786,456
38,142 (b) Datadog Inc, Class A 4,441,254
67,737 (b) Five9 Inc 3,017,683
3,152 (b) HubSpot Inc 1,566,639
90,358 (b),(c) Klaviyo Inc, Class A 2,367,380
24,872 (b) Okta Inc 2,336,476
21,907 (b) Procore Technologies Inc 1,556,054
23,331 (b) PTC Inc 4,149,418
49,184 (b) Rubrik Inc, Class A 1,829,645
51,811 (b) Trade Desk Inc/The, Class A 4,656,773
7,419 (b) Tyler Technologies Inc 4,214,808
12,947 (b) Zscaler Inc 2,322,044
TOTAL SOFTWARE & SERVICES 36,554,176

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
46,970 (b) Ciena Corp $ 2,477,198
2,751 (b) Super Micro Computer Inc 1,930,239
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,407,437
TRANSPORTATION - 1.8%
29,240 (b) XPO Inc 3,359,383
TOTAL TRANSPORTATION 3,359,383
TOTAL COMMON STOCKS
(cost $150,601,325) 180,486,955
TOTAL LONG-TERM INVESTMENTS
(cost $150,601,325) 180,486,955
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
3,375,814 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(e) $ 3,375,814
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $3,375,814) 3,375,814
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.3%
X –
REPURCHASE AGREEMENTS - 1 .3 % X 2,303,759
$ 2,200 (f) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 2,200,000
104 (g) Fixed Income Clearing Corporation 1.600% 8/01/24 103,759
TOTAL REPURCHASE AGREEMENTS
(cost $2,303,759) 2,303,759
TOTAL SHORT-TERM INVESTMENTS
(cost $2,303,759) 2,303,759
TOTAL INVESTMENTS (cost $ 156,280,898 ) - 101 .8% 186,166,528
OTHER ASSETS & LIABILITIES, NET -  (1.8)% (3,248,411)
NET ASSETS - 100% $ 182,918,117

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 180,486,955 $ – $ – $ 180,486,955
Investments Purchased with Collateral from
Securities Lending 3,375,814 – – 3,375,814
Short-Term Investments:
Repurchase Agreements – 2,303,759 – 2,303,759
Total
$ 183,862,769 $ 2,303,759 $ – $ 186,166,528
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,291,706.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $2,200,323 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 3.625% and maturity date 2/15/53, valued at $2,244,066.
(g) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $103,764 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $106,033.

Nuveen Mid Cap Value 1 Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.6%
X –
COMMON STOCKS - 99 .6 % X 463,052,167
BANKS - 3.5%
83,025 East West Bancorp Inc $ 7,297,067
214,223 Fifth Third Bancorp 9,070,202
TOTAL BANKS 16,367,269
CAPITAL GOODS - 16.5%
16,670 Carlisle Cos Inc 6,977,729
124,135 Carrier Global Corp 8,454,835
64,386 Crane Co 10,328,802
23,470 Hubbell Inc 9,285,905
33,342 L3Harris Technologies Inc 7,564,966
101,782 nVent Electric PLC 7,392,427
50,744 Owens Corning 9,457,667
15,171 Parker-Hannifin Corp 8,513,358
49,156 WESCO International Inc 8,599,842
TOTAL CAPITAL GOODS 76,575,531
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
33,700 (b) AutoNation Inc 6,427,264
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,427,264
CONSUMER DURABLES & APPAREL - 5.6%
61,681 Brunswick Corp/DE 5,023,918
52,524 DR Horton Inc 9,450,643
28,688 Ralph Lauren Corp 5,037,326
97,233 (b) Skechers USA Inc, Class A 6,332,785
TOTAL CONSUMER DURABLES & APPAREL 25,844,672
CONSUMER SERVICES - 2.4%
40,037 Darden Restaurants Inc 5,857,013
119,281 Travel + Leisure Co 5,497,661
TOTAL CONSUMER SERVICES 11,354,674
ENERGY - 7.2%
151,657 Baker Hughes Co 5,872,159
46,687 Diamondback Energy Inc 9,445,247
543,236 Permian Resources Corp 8,333,240
29,074 Valero Energy Corp 4,701,847
124,008 Williams Cos Inc/The 5,324,904
TOTAL ENERGY 33,677,397
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.0%
360,097 Apple Hospitality REIT Inc 5,325,835
17,876 AvalonBay Communities Inc 3,663,150
47,199 Digital Realty Trust Inc 7,055,778
121,508 EPR Properties 5,467,860
197,342 Invitation Homes Inc 6,960,252
89,071 Regency Centers Corp 5,998,041
143,758 STAG Industrial Inc 5,866,764
188,122 Weyerhaeuser Co 5,974,755
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 46,312,435

Nuveen Mid Cap Value 1 Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
FINANCIAL SERVICES - 9.3%
13,739 Ameriprise Financial Inc $ 5,908,732
141,664 Jefferies Financial Group Inc 8,283,094
133,488 OneMain Holdings Inc 6,976,083
205,265 Radian Group Inc 7,615,332
73,838 Raymond James Financial Inc 8,565,208
82,343 Voya Financial Inc 5,988,806
TOTAL FINANCIAL SERVICES 43,337,255
FOOD, BEVERAGE & TOBACCO - 1.2%
51,190 Bunge Global SA 5,386,724
TOTAL FOOD, BEVERAGE & TOBACCO 5,386,724
HEALTH CARE EQUIPMENT & SERVICES - 2.9%
19,088 Humana Inc 6,902,412
225,665 (b) Option Care Health Inc 6,699,994
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,602,406
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
410,716 (b) Coty Inc, Class A 4,086,624
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,086,624
INSURANCE - 5.5%
100,593 (b) Arch Capital Group Ltd 9,634,798
18,245 Everest Group Ltd 7,167,913
39,377 Reinsurance Group of America Inc 8,876,757
TOTAL INSURANCE 25,679,468
MATERIALS - 6.5%
91,376 DuPont de Nemours Inc 7,648,171
42,135 Nucor Corp 6,865,477
26,028 Reliance Inc 7,927,088
54,010 Westlake Corp 7,985,918
TOTAL MATERIALS 30,426,654
MEDIA & ENTERTAINMENT - 1.2%
36,715 (b) Take-Two Interactive Software Inc 5,526,709
TOTAL MEDIA & ENTERTAINMENT 5,526,709
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
53,585 (b) BioMarin Pharmaceutical Inc 4,518,823
335,410 (b) Elanco Animal Health Inc 4,373,746
202,238 (b) Exelixis Inc 4,742,481
43,526 (b) Jazz Pharmaceuticals PLC 4,798,742
20,754 (b) United Therapeutics Corp 6,502,021
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 24,935,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
108,434 Marvell Technology Inc 7,262,909
106,189 STMicroelectronics NV 3,584,941
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,847,850
SOFTWARE & SERVICES - 3.4%
29,345 (b) Check Point Software Technologies Ltd 5,383,340
10,081 Roper Technologies Inc 5,491,625
26,608 (b) VeriSign Inc 4,975,962
TOTAL SOFTWARE & SERVICES 15,850,927

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Shares Description (a) Value
TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
122,287 (b) Ciena Corp $ 6,449,416
82,945 Crane NXT Co 5,215,582
275,673 Hewlett Packard Enterprise Co 5,488,649
66,869 TD SYNNEX Corp 7,968,779
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,122,426
TRANSPORTATION - 1.8%
52,033 TFI International Inc 8,104,140
TOTAL TRANSPORTATION 8,104,140
UTILITIES - 7.2%
127,374 Alliant Energy Corp 7,089,637
74,214 Ameren Corp 5,882,944
71,948 American Electric Power Co Inc 7,059,537
92,165 CMS Energy Corp 5,972,292
180,900 FirstEnergy Corp 7,581,519
TOTAL UTILITIES 33,585,929
TOTAL COMMON STOCKS
(cost $326,914,930) 463,052,167
TOTAL LONG-TERM INVESTMENTS
(cost $326,914,930) 463,052,167
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.6%
X –
REPURCHASE AGREEMENTS - 0 .6 % X 2,770,641
$ 2,650 (c) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 2,650,000
121 (d) Fixed Income Clearing Corporation 1.600% 8/01/24 120,641
TOTAL REPURCHASE AGREEMENTS
(cost $2,770,641) 2,770,641
TOTAL SHORT-TERM INVESTMENTS
(cost $2,770,641) 2,770,641
TOTAL INVESTMENTS (cost $ 329,685,571 ) - 100 .2% 465,822,808
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (704,310)
NET ASSETS - 100% $ 465,118,498

Nuveen Mid Cap Value 1 Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 463,052,167 $ – $ – $ 463,052,167
Short-Term Investments:
Repurchase Agreements – 2,770,641 – 2,770,641
Total
$ 463,052,167 $ 2,770,641 $ – $ 465,822,808
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $2,650,389 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 3.625% and maturity date 2/15/53, valued at $2,703,140.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $120,646 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $123,143.
REIT Real Estate Investment Trust

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.4%
X –
COMMON STOCKS - 98 .4 % X 231,171,845
AUTOMOBILES & COMPONENTS - 1.2%
51,113 (b) Gentherm Inc $ 2,820,415
TOTAL AUTOMOBILES & COMPONENTS 2,820,415
BANKS - 2.3%
42,919 Ameris Bancorp 2,613,338
33,316 Preferred Bank/Los Angeles CA 2,867,175
TOTAL BANKS 5,480,513
CAPITAL GOODS - 17.0%
29,165 AAON Inc 2,581,977
22,666 (b) AeroVironment Inc 4,046,788
19,418 Applied Industrial Technologies Inc 4,236,813
172,800 (b) Array Technologies Inc 1,817,856
26,223 Atkore Inc 3,540,105
68,800 (b) AZEK Co Inc/The 3,088,432
34,577 AZZ Inc 2,764,777
19,678 (b) Chart Industries Inc 3,169,732
30,948 ESCO Technologies Inc 3,805,366
78,780 (b) Fluor Corp 3,789,318
130,476 (b) Kratos Defense & Security Solutions Inc 2,940,929
27,542 (b) SPX Technologies Inc 4,063,547
TOTAL CAPITAL GOODS 39,845,640
COMMERCIAL & PROFESSIONAL SERVICES - 5.9%
25,815 Brink's Co/The 2,839,392
28,864 (b) Casella Waste Systems Inc, Class A 2,989,156
117,615 (b) ExlService Holdings Inc 4,147,105
42,063 Maximus Inc 3,907,232
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,882,885
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.8%
48,773 Academy Sports & Outdoors Inc 2,637,156
113,838 Arhaus Inc 1,729,199
22,333 (b) Ollie's Bargain Outlet Holdings Inc 2,180,594
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,546,949
CONSUMER DURABLES & APPAREL - 1.1%
56,760 Steven Madden Ltd 2,573,498
TOTAL CONSUMER DURABLES & APPAREL 2,573,498
CONSUMER SERVICES - 5.4%
206,881 (b) Everi Holdings Inc 2,662,558
40,676 (b) Planet Fitness Inc 2,997,821
48,448 Red Rock Resorts Inc, Class A 2,761,536
26,934 (b) Shake Shack Inc, Class A 2,359,957
68,997 (b) Sweetgreen Inc, Class A 1,896,038
TOTAL CONSUMER SERVICES 12,677,910
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
39,145 (b) Sprouts Farmers Market Inc 3,910,194
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,910,194

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
ENERGY - 4.3%
52,226 Matador Resources Co $ 3,210,854
53,616 Noble Corp PLC 2,531,748
98,940 Northern Oil & Gas Inc 4,273,219
TOTAL ENERGY 10,015,821
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
22,445 EastGroup Properties Inc 4,196,991
215,433 Summit Hotel Properties Inc 1,365,845
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,562,836
FINANCIAL SERVICES - 4.5%
19,283 Evercore Inc, Class A 4,828,270
31,183 FirstCash Holdings Inc 3,480,023
32,797 (b),(c) Shift4 Payments Inc, Class A 2,256,106
TOTAL FINANCIAL SERVICES 10,564,399
HEALTH CARE EQUIPMENT & SERVICES - 15.0%
27,230 (b) Addus HomeCare Corp 3,304,633
240,008 (b) Alphatec Holdings Inc 2,424,081
36,696 Encompass Health Corp 3,410,526
21,231 Ensign Group Inc/The 2,988,263
39,411 (b) Establishment Labs Holdings Inc 1,751,425
26,004 (b) Glaukos Corp 3,046,889
44,089 (b) HealthEquity Inc 3,460,105
39,330 (b) Lantheus Holdings Inc 4,122,964
41,564 (b) PROCEPT BioRobotics Corp 2,631,832
97,342 (b) Progyny Inc 2,745,044
52,222 (b) RadNet Inc 3,120,265
144,090 (b) SI-BONE Inc 2,190,168
TOTAL HEALTH CARE EQUIPMENT & SERVICES 35,196,195
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
49,183 (b) BellRing Brands Inc 2,522,104
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,522,104
INSURANCE - 1.2%
31,198 (b) Palomar Holdings Inc 2,870,528
TOTAL INSURANCE 2,870,528
MATERIALS - 3.8%
49,367 Commercial Metals Co 2,966,957
15,244 Quaker Chemical Corp 2,767,853
78,640 (b) Summit Materials Inc, Class A 3,285,579
TOTAL MATERIALS 9,020,389
MEDIA & ENTERTAINMENT - 1.5%
238,962 (b) Magnite Inc 3,474,507
591,081 (b),(d) Videopropulsion Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 3,480,418
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
37,326 (b) Biohaven Ltd 1,468,032
16,466 (b) Blueprint Medicines Corp 1,783,268
43,346 (b) Crinetics Pharmaceuticals Inc 2,302,540
50,828 (b) Halozyme Therapeutics Inc 2,808,755
54,531 (b) Immunovant Inc 1,585,216
37,450 (b) Insmed Inc 2,724,488
11,083 (b) Krystal Biotech Inc 2,310,362
6,205 (b) Madrigal Pharmaceuticals Inc 1,766,315

Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
19,926 (b) Mirum Pharmaceuticals Inc $ 807,999
40,890 (b) REVOLUTION Medicines Inc 1,866,220
33,030 (b) Twist Bioscience Corp 1,843,404
19,007 (b) Vaxcyte Inc 1,499,462
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,766,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
17,898 (b) Onto Innovation Inc 3,423,887
34,451 (b) Silicon Laboratories Inc 4,138,599
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,562,486
SOFTWARE & SERVICES - 12.0%
71,363 (b) Braze Inc, Class A 3,144,254
23,885 (b) CommVault Systems Inc 3,650,822
211,384 (b) Grid Dynamics Holdings Inc 2,726,854
74,134 (b) JFrog Ltd 2,858,607
56,438 (b) nCino OpCo Inc 1,848,909
69,032 (b) Q2 Holdings Inc 4,657,589
73,950 (b) Rubrik Inc, Class A 2,750,940
71,180 (b) Varonis Systems Inc 3,924,153
37,388 (b) Workiva Inc 2,758,113
TOTAL SOFTWARE & SERVICES 28,320,241
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
13,896 (b) Fabrinet 3,064,902
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,064,902
TRANSPORTATION - 1.0%
5,953 (b) Saia Inc 2,487,461
TOTAL TRANSPORTATION 2,487,461
TOTAL COMMON STOCKS
(cost $181,390,372) 231,171,845
TOTAL LONG-TERM INVESTMENTS
(cost $181,390,372) 231,171,845
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
2,296,805 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(f) $ 2,296,805
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $2,296,805) 2,296,805
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.7%
X –
REPURCHASE AGREEMENTS - 1 .7 % X 4,127,950
$ 3,925 (g) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 3,925,000
203 (h) Fixed Income Clearing Corporation 1.600% 8/01/24 202,950
TOTAL REPURCHASE AGREEMENTS
(cost $4,127,950) 4,127,950
TOTAL SHORT-TERM INVESTMENTS
(cost $4,127,950) 4,127,950
TOTAL INVESTMENTS (cost $ 187,815,127 ) - 101 .1% 237,596,600
OTHER ASSETS & LIABILITIES, NET -  (1.1)% (2,674,741)
NET ASSETS - 100% $ 234,921,859

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 231,165,934 $ – $ 5,911 $ 231,171,845
Investments Purchased with Collateral from
Securities Lending 2,296,805 – – 2,296,805
Short-Term Investments:
Repurchase Agreements – 4,127,950 – 4,127,950
Total
$ 233,462,739 $ 4,127,950 $ 5,911 $ 237,596,600
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,233,543.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $3,925,577 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 3.625% and maturity date 2/15/53, valued at $4,003,672.
(h) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $202,959 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $207,179.
REIT Real Estate Investment Trust

Nuveen Small Cap Select Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.7%
X –
COMMON STOCKS - 97 .7 % X 132,808,758
AUTOMOBILES & COMPONENTS - 2.3%
53,681 (b) Atmus Filtration Technologies Inc $ 1,655,522
112,283 Dana Inc 1,427,117
TOTAL AUTOMOBILES & COMPONENTS 3,082,639
BANKS - 9.7%
36,574 Banner Corp 2,165,912
58,551 First Interstate BancSystem Inc, Class A 1,848,455
77,438 Home BancShares Inc/AR 2,193,819
19,645 Preferred Bank/Los Angeles CA 1,690,649
23,753 SouthState Corp 2,350,834
27,350 Wintrust Financial Corp 2,959,270
TOTAL BANKS 13,208,939
CAPITAL GOODS - 13.3%
10,340 (b) AeroVironment Inc 1,846,104
9,329 Applied Industrial Technologies Inc 2,035,494
18,472 Arcosa Inc 1,716,234
100,160 (b) Array Technologies Inc 1,053,683
10,699 Enpro Inc 1,828,887
16,641 ESCO Technologies Inc 2,046,177
40,555 (b) Fluor Corp 1,950,695
181,631 (b) Hillman Solutions Corp 1,843,555
81,881 (b) Kratos Defense & Security Solutions Inc 1,845,598
12,532 (b) SPX Technologies Inc 1,848,971
TOTAL CAPITAL GOODS 18,015,398
COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
18,623 (b) ASGN Inc 1,763,040
21,117 Maximus Inc 1,961,558
29,507 (b) WNS Holdings Ltd 1,758,027
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,482,625
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
30,132 Academy Sports & Outdoors Inc 1,629,237
60,927 Arhaus Inc 925,481
13,957 Signet Jewelers Ltd 1,174,203
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,728,921
CONSUMER DURABLES & APPAREL - 3.4%
37,241 Steven Madden Ltd 1,688,507
98,687 (b) Topgolf Callaway Brands Corp 1,628,335
29,558 (b) Tri Pointe Homes Inc 1,337,500
TOTAL CONSUMER DURABLES & APPAREL 4,654,342
CONSUMER SERVICES - 3.5%
24,070 Boyd Gaming Corp 1,465,141
115,756 (b) Everi Holdings Inc 1,489,780
20,071 (b) Shake Shack Inc, Class A 1,758,621
TOTAL CONSUMER SERVICES 4,713,542
ENERGY - 5.7%
103,524 (b) Diamond Offshore Drilling Inc 1,699,864
31,444 Matador Resources Co 1,933,177
66,173 Northern Oil & Gas Inc 2,858,012

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
ENERGY (continued)
28,084 (b) Vital Energy Inc $ 1,224,743
TOTAL ENERGY 7,715,796
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.6%
10,681 EastGroup Properties Inc 1,997,240
51,129 STAG Industrial Inc 2,086,575
125,757 Summit Hotel Properties Inc 797,299
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,881,114
FINANCIAL SERVICES - 7.3%
12,693 Evercore Inc, Class A 3,178,200
21,284 FirstCash Holdings Inc 2,375,295
110,209 Ladder Capital Corp 1,322,508
11,126 Piper Sandler Cos 3,040,513
TOTAL FINANCIAL SERVICES 9,916,516
FOOD, BEVERAGE & TOBACCO - 1.4%
88,924 Primo Water Corp 1,950,103
TOTAL FOOD, BEVERAGE & TOBACCO 1,950,103
HEALTH CARE EQUIPMENT & SERVICES - 10.5%
17,616 Encompass Health Corp 1,637,231
16,885 (b) Establishment Labs Holdings Inc 750,370
11,549 (b) Glaukos Corp 1,353,196
24,010 (b) HealthEquity Inc 1,884,305
20,864 (b) Merit Medical Systems Inc 1,779,491
56,265 (b) Option Care Health Inc 1,670,508
34,481 (b) Progyny Inc 972,364
22,484 (b) RadNet Inc 1,343,419
37,243 Select Medical Holdings Corp 1,480,782
57,947 (b) SI-BONE Inc 880,794
43,820 (b) Tactile Systems Technology Inc 559,581
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,312,041
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
22,015 (b) BellRing Brands Inc 1,128,929
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,128,929
INSURANCE - 0.8%
4,459 Primerica Inc 1,122,642
TOTAL INSURANCE 1,122,642
MATERIALS - 5.8%
32,426 Avient Corp 1,466,952
29,818 Commercial Metals Co 1,792,062
21,504 Silgan Holdings Inc 1,105,951
46,289 (b) Summit Materials Inc, Class A 1,933,954
99,496 Tronox Holdings PLC 1,607,855
TOTAL MATERIALS 7,906,774
MEDIA & ENTERTAINMENT - 2.1%
125,142 (b) Magnite Inc 1,819,565
22,267 (b) Ziff Davis Inc 1,066,144
TOTAL MEDIA & ENTERTAINMENT 2,885,709
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
15,061 (b) Biohaven Ltd 592,349
4,677 (b) Blueprint Medicines Corp 506,519
18,012 (b) Crinetics Pharmaceuticals Inc 956,798

Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
18,894 (b) Halozyme Therapeutics Inc $ 1,044,082
22,077 (b) Immunovant Inc 641,778
12,843 (b) Insmed Inc 934,328
5,492 (b) Krystal Biotech Inc 1,144,862
2,283 (b) Madrigal Pharmaceuticals Inc 649,879
5,514 (b) Vaxcyte Inc 435,000
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,905,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
46,374 (b) Ichor Holdings Ltd 1,576,716
7,345 (b) Onto Innovation Inc 1,405,099
11,557 (b) Silicon Laboratories Inc 1,388,342
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,370,157
SOFTWARE & SERVICES - 7.5%
11,442 (b) CommVault Systems Inc 1,748,910
16,481 (b) Envestnet Inc 1,021,492
117,348 (b) Grid Dynamics Holdings Inc 1,513,789
35,479 (b) JFrog Ltd 1,368,070
30,052 (b) Q2 Holdings Inc 2,027,608
28,480 (b) Rubrik Inc, Class A 1,059,456
19,215 (b) Workiva Inc 1,417,491
TOTAL SOFTWARE & SERVICES 10,156,816
TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
62,716 (b) TTM Technologies Inc 1,215,436
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,215,436
TRANSPORTATION - 1.9%
11,724 ArcBest Corp 1,477,810
8,420 (b) Kirby Corp 1,034,650
TOTAL TRANSPORTATION 2,512,460
UTILITIES - 2.2%
29,473 Black Hills Corp 1,740,381
18,049 Spire Inc 1,201,883
TOTAL UTILITIES 2,942,264
TOTAL COMMON STOCKS
(cost $102,936,278) 132,808,758
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .0 % X 1,330,376
13,430
SPDR S&P Biotech ETF
$ 1,330,376
TOTAL EXCHANGE-TRADED FUNDS
(cost $1,089,117) 1,330,376
TOTAL LONG-TERM INVESTMENTS
(cost $104,025,395) 134,139,134

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.3%
X –
REPURCHASE AGREEMENTS - 1 .3 % X 1,725,000
$ 1,725 (c) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 1,725,000
TOTAL REPURCHASE AGREEMENTS
(cost $1,725,000) 1,725,000
TOTAL SHORT-TERM INVESTMENTS
(cost $1,725,000) 1,725,000
TOTAL INVESTMENTS (cost $ 105,750,395 ) - 100 .0% 135,864,134
OTHER ASSETS & LIABILITIES, NET -  0.0% 43,207
NET ASSETS - 100% $ 135,907,341
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 132,808,758 $ – $ – $ 132,808,758
Exchange-Traded Funds 1,330,376 – – 1,330,376
Short-Term Investments:
Repurchase Agreements – 1,725,000 – 1,725,000
Total
$ 134,139,134 $ 1,725,000 $ – $ 135,864,134
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $1,725,253 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.500% and maturity date 2/15/44, valued at $1,759,555.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Small Cap Value Fund
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.7%
X –
COMMON STOCKS - 98 .7 % X 445,580,785
AUTOMOBILES & COMPONENTS - 0.8%
285,569 Dana Inc $ 3,629,582
TOTAL AUTOMOBILES & COMPONENTS 3,629,582
BANKS - 16.4%
127,370 Ameris Bancorp 7,755,559
136,724 Banner Corp 8,096,795
126,140 Cathay General Bancorp 5,590,525
259,048 ConnectOne Bancorp Inc 6,274,143
194,793 First Interstate BancSystem Inc, Class A 6,149,615
183,281 First Merchants Corp 7,395,388
116,193 Heartland Financial USA Inc 6,334,842
349,129 OceanFirst Financial Corp 6,343,674
70,847 Pinnacle Financial Partners Inc 6,823,983
81,823 Preferred Bank/Los Angeles CA 7,041,688
58,523 Wintrust Financial Corp 6,332,189
TOTAL BANKS 74,138,401
CAPITAL GOODS - 8.0%
49,026 ESCO Technologies Inc 6,028,237
134,667 Hillenbrand Inc 5,956,321
591,906 (b) Hillman Solutions Corp 6,007,846
56,597 (b) Parsons Corp 5,171,268
301,116 (b) Resideo Technologies Inc 6,841,355
35,404 WESCO International Inc 6,193,930
TOTAL CAPITAL GOODS 36,198,957
COMMERCIAL & PROFESSIONAL SERVICES - 5.3%
239,331 Deluxe Corp 5,834,890
105,573 Korn Ferry 7,782,842
56,826 Maximus Inc 5,278,567
83,378 (b) WNS Holdings Ltd 4,967,661
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 23,863,960
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
17,325 Group 1 Automotive Inc 6,336,099
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,336,099
CONSUMER DURABLES & APPAREL - 5.2%
170,776 La-Z-Boy Inc 7,538,053
38,710 (b) M/I Homes Inc 6,457,989
102,589 Steven Madden Ltd 4,651,385
290,718 (b) Topgolf Callaway Brands Corp 4,796,847
TOTAL CONSUMER DURABLES & APPAREL 23,444,274
CONSUMER SERVICES - 2.4%
71,403 Dine Brands Global Inc 2,559,084
32,717 Marriott Vacations Worldwide Corp 2,767,204
70,788 (b) Stride Inc 5,378,472
TOTAL CONSUMER SERVICES 10,704,760
ENERGY - 8.8%
78,120 ChampionX Corp 2,676,391
30,389 Civitas Resources Inc 2,119,937
140,651 (b) CNX Resources Corp 3,723,032

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
ENERGY (continued)
400,824 (b) Diamond Offshore Drilling Inc $ 6,581,530
262,559 Magnolia Oil & Gas Corp, Class A 7,152,107
187,145 Northern Oil & Gas Inc 8,082,792
342,211 Permian Resources Corp 5,249,517
445,239 (b) ProPetro Holding Corp 4,269,842
TOTAL ENERGY 39,855,148
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.0%
271,801 Apple Hospitality REIT Inc 4,019,937
66,116 Centerspace 4,616,880
202,024 COPT Defense Properties 5,852,635
100,201 EPR Properties 4,509,045
141,906 Getty Realty Corp 4,203,256
226,188 Global Medical REIT Inc 2,160,096
595,578 LXP Industrial Trust 6,134,453
117,831 STAG Industrial Inc 4,808,683
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 36,304,985
FINANCIAL SERVICES - 7.9%
545,353 Ladder Capital Corp 6,544,236
98,478 OneMain Holdings Inc 5,146,460
30,808 Piper Sandler Cos 8,419,210
206,741 Radian Group Inc 7,670,091
87,571 Stifel Financial Corp 7,764,921
TOTAL FINANCIAL SERVICES 35,544,918
FOOD, BEVERAGE & TOBACCO - 1.2%
248,633 Primo Water Corp 5,452,522
TOTAL FOOD, BEVERAGE & TOBACCO 5,452,522
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
56,650 (b) Acadia Healthcare Co Inc 3,673,753
47,931 Encompass Health Corp 4,454,707
68,372 (b) Enovis Corp 3,257,242
192,447 (b) Option Care Health Inc 5,713,751
TOTAL HEALTH CARE EQUIPMENT & SERVICES 17,099,453
INSURANCE - 3.9%
243,235 (b) Hamilton Insurance Group Ltd, Class B 4,239,586
22,760 Primerica Inc 5,730,285
106,083 Stewart Information Services Corp 7,500,068
TOTAL INSURANCE 17,469,939
MATERIALS - 5.5%
103,566 Commercial Metals Co 6,224,317
586,876 (b) Ecovyst Inc 5,598,797
86,820 (b) Knife River Corp 6,903,926
80,615 Minerals Technologies Inc 6,318,604
TOTAL MATERIALS 25,045,644
MEDIA & ENTERTAINMENT - 1.9%
380,109 (b) Magnite Inc 5,526,785
67,575 (b) Ziff Davis Inc 3,235,491
TOTAL MEDIA & ENTERTAINMENT 8,762,276
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
114,912 (b) Alkermes PLC 3,139,396
180,788 (b) Exelixis Inc 4,239,479
93,661 (b) Immunovant Inc 2,722,725

Shares Description (a) Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
15,574 (b) Krystal Biotech Inc $ 3,246,556
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 13,348,156
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
368,264 Kennedy-Wilson Holdings Inc 3,833,628
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,833,628
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
167,329 (b) MaxLinear Inc 2,366,032
111,396 (b) Veeco Instruments Inc 4,612,908
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,978,940
SOFTWARE & SERVICES - 3.3%
26,695 (b) CommVault Systems Inc 4,080,331
91,627 (b) Q2 Holdings Inc 6,182,074
128,280 (b) Verint Systems Inc 4,636,039
TOTAL SOFTWARE & SERVICES 14,898,444
TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
92,931 Crane NXT Co 5,843,501
399,085 (b) Harmonic Inc 5,850,586
34,048 (b) Plexus Corp 4,363,932
295,510 (b) Stratasys Ltd 2,529,566
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,587,585
TRANSPORTATION - 1.2%
196,368 Schneider National Inc, Class B 5,284,263
TOTAL TRANSPORTATION 5,284,263
UTILITIES - 4.2%
92,581 Black Hills Corp 5,466,908
45,192 ONE Gas Inc 3,146,719
60,015 Otter Tail Corp 5,816,654
65,604 Spire Inc 4,368,570
TOTAL UTILITIES 18,798,851
TOTAL COMMON STOCKS
(cost $330,006,159) 445,580,785
TOTAL LONG-TERM INVESTMENTS
(cost $330,006,159) 445,580,785
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.2%
X –
REPURCHASE AGREEMENTS - 1 .2 % X 5,709,898
$ 5,450 (c) Fixed Income Clearing Corporation 5.290% 8/01/24 $ 5,450,000
260 (d) Fixed Income Clearing Corporation 1.600% 8/01/24 259,898
TOTAL REPURCHASE AGREEMENTS
(cost $5,709,898) 5,709,898
TOTAL SHORT-TERM INVESTMENTS
(cost $5,709,898) 5,709,898
TOTAL INVESTMENTS (cost $ 335,716,057 ) - 99 .9% 451,290,683
OTHER ASSETS & LIABILITIES, NET -  0.1% 293,704
NET ASSETS - 100% $ 451,584,387

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 445,580,785 $ – $ – $ 445,580,785
Short-Term Investments:
Repurchase Agreements – 5,709,898 – 5,709,898
Total
$ 445,580,785 $ 5,709,898 $ – $ 451,290,683
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 7/31/24 to be repurchased at $5,450,801 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 3.625% and maturity date 2/15/53, valued at $5,559,127.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 7/31/24 to be repurchased at $259,910 on 8/1/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 5/31/26, valued at $265,284.
REIT Real Estate Investment Trust